Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of the Units(1)(2)
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.22
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. (2) Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions